Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Trade and other receivables	$ 303,238,567	$ 324,065,462
Chilean Peso
Statement [Line Items]
Trade and other receivables	181,846,678	191,979,443
Argentinean Pesos
Statement [Line Items]
Trade and other receivables	57,199,230	67,553,470
US Dollar
Statement [Line Items]
Trade and other receivables	35,796,040	34,113,849
Euro
Statement [Line Items]
Trade and other receivables	9,709,996	10,152,559
Unidades de Fomento
Statement [Line Items]
Trade and other receivables	3,242,714	2,678,592
Uruguayan Peso
Statement [Line Items]
Trade and other receivables	4,350,677	5,128,068
Paraguayan Guarani
Statement [Line Items]
Trade and other receivables	7,411,985	8,774,244
Bolivian
Statement [Line Items]
Trade and other receivables	1,919,063	1,340,388
Others Currencies
Statement [Line Items]
Trade and other receivables	$ 1,762,184	$ 2,344,849